Subsequent Events (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 13, 2023	Feb. 14, 2023	Feb. 13, 2023	Nov. 30, 2022	Feb. 28, 2023	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Reverse stock split									1-for-7 reverse stock split
Converted common shares									205,984
Warrants exercised									92,859	92,859
Conversion of convertible note payable								$ 226,138	$ 226,138
Gross proceeds						$ 1,494,658	$ 1,494,658
Tradeable Warrants [Member]
Subsequent Event [Line Items]
Sale of stock, description					Each Unit consisted of one share of the Company’s common stock, one tradeable warrant (each, a “Tradeable Warrant,” collectively, the “Tradeable Warrants”) to purchase one share of common stock at an exercise price of $7.80 per share
Exercise price					$ 7.80
Non-Tradeable Warrants [Member]
Subsequent Event [Line Items]
Sale of stock, description					non-tradeable warrant (each, a “Non-tradeable Warrant,” collectively, the “Non-tradeable Warrants”; together with the Tradeable Warrants, each, a “Warrant,” collectively, the “Warrants”) to purchase one share of the Company’s common stock at an exercise price of $8.125.
Exercise price					$ 8.125
IPO [Member]
Subsequent Event [Line Items]
Additional shares issued					1,297,318
Issue price per share					$ 6.50
Gross proceeds					$ 8,400,000
Reverse stock split			completed a 1-for-7 reverse split of our common stock.
Converted common shares				276,289	331,166
Warrants exercised				276,289
Conversion of convertible note payable				$ 25,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants exercised	436,533
Gross proceeds	$ 1,495,000
Subsequent Event [Member] | Tradeable Warrants [Member]
Subsequent Event [Line Items]
Sale of stock, description		Each Unit consists of one share of the Company’s common stock, one tradeable warrant (each, a “Tradeable Warrant,” collectively, the “Tradeable Warrants”) to purchase one share of common stock at an exercise price of $7.80 per share
Exercise price		$ 7.80
Subsequent Event [Member] | Non-Tradeable Warrants [Member]
Subsequent Event [Line Items]
Sale of stock, description		one non-tradeable warrant (each, a “Non-tradeable Warrant,” collectively, the “Non-tradeable Warrants”; together with the Tradeable Warrants, each, a “Warrant,” collectively, the “Warrants”) to purchase one share of the Company’s common stock at an exercise price of $8.125
Exercise price		$ 8.125
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Additional shares issued		1,297,318
Issue price per share		$ 6.50
Gross proceeds		$ 8,400,000
Reverse stock split		the Company common shares were subject to a 1-7 reverse stock split - 1 share of new common for 7 shares then outstanding common stock
Converted common shares		55,787